Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands		Share capital [Member] EUR (€)	Share capital [Member] USD [Member] USD ($)	Share capital [Member] USD [Member] EUR (€)	Share premium [Member] EUR (€)	Share premium [Member] USD [Member] USD ($)	Share premium [Member] USD [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] USD [Member] USD ($)	Retained earnings (accumulated deficit) [Member] USD [Member] EUR (€)	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD [Member] USD ($)	Treasury shares [Member] USD [Member] EUR (€)	Translation reserve from foreign operations [Member] EUR (€)	Translation reserve from foreign operations [Member] USD [Member] USD ($)	Translation reserve from foreign operations [Member] USD [Member] EUR (€)	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD [Member] USD ($)	Hedging Reserve [Member] USD [Member] EUR (€)	Total [Member] EUR (€)	Total [Member] USD [Member] USD ($)	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD [Member] USD ($)	Non-controlling Interests [Member] USD [Member] EUR (€)	EUR (€)		USD [Member] USD ($)
Balance at Dec. 31, 2014	[1]	€ 19,608			€ 57,625			€ (192)			€ (404)			€ 829						€ 77,466		€ 13			€ 77,479
Statement Line Items [Line Items]
Profit (Loss) for the year								8,340												8,340		(230)			8,110	[1]
Acquisition of subsidiary																						(22)			(22)
Other comprehensive loss for the year														1,109						1,109		(5)			1,104	[1]
Total comprehensive loss for the year								8,340						1,109						9,449		(257)			9,214	[1]
Exercise of share options and warrants		372			699															1,071					1,071
Own shares acquired											(1,307)									(1,307)					(1,307)
Share-based payments					7															7					7
Balance at Dec. 31, 2015	[1]	19,980			58,331			8,148			(1,711)			1,938						86,686		(244)			86,442
Statement Line Items [Line Items]
Profit (Loss) for the year								(209)												(209)		(423)			(632)	[1]
Other comprehensive loss for the year														726						726		(34)			692	[1]
Total comprehensive loss for the year								(209)						726						517		(457)			60	[1]
Dividends to owners								(2,123)												(2,123)					(2,123)
Own shares acquired											(11)									(11)					(11)
Share-based payments					3															3					3
Balance at Dec. 31, 2016		19,980	$ 23,931		58,334	$ 69,870		5,816	$ 6,966		(1,722)	$ (2,063)		2,664	$ 3,191					85,072	$ 101,895	(701)	$ (840)		84,371	[1]	$ 101,055
Statement Line Items [Line Items]
Profit (Loss) for the year								(6,115)	(7,324)											(6,115)	(7,324)	(526)	(630)		(6,641)		(7,954)
Other comprehensive loss for the year														(445)	(533)		138	165		(307)	(368)	86	103		(221)		(265)
Total comprehensive loss for the year								(6,115)	(7,324)					(445)	(533)		138	165		(6,422)	(7,692)	(440)	(527)		(6,862)		(8,219)
Own shares acquired											(14)	(16)								(14)	(16)				(14)		(16)
Share-based payments					5	6														5	6				5		6
Balance at Dec. 31, 2017		€ 19,980	$ 23,931		€ 58,339	$ 69,876		€ (299)	$ 358		€ (1,736)	$ (2,079)		€ 2,219	$ 2,658		€ 138	$ 165		€ 78,641	$ 94,193	€ (1,141)	$ (1,367)		€ 77,500		$ 92,826

[1]	Please refer to note 2C for functional and presentation currency.